Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Wealth management	¥ 176,589	$ 27,350	¥ 106,444	¥ 193,082
Corporate financing			6	6,271
Asset management	13,464	2,085	23,033	2,767
Information technology and others	1,147	178		1,111
Total net revenues	191,200	29,613	129,483	203,231
Operating costs and expenses:
Cost of sales	(44,043)	(6,821)	(31,759)	(31,092)
Selling expenses	(130,145)	(20,157)	(84,074)	(67,487)
General and administrative expenses	(90,194)	(13,969)	(67,174)	(48,572)
Total operating costs and expenses	(264,382)	(40,947)	(183,007)	(147,151)
Income (loss) from operations	(73,182)	(11,334)	(53,524)	56,080
Other income, net:
Investment income	1,899	294	1,499	172
Interest income	10,919	1,691	11,003	5,956
Interest expenses				(1,048)
Sundry income, net	4,690	726	5,077	259
Income (loss) before income taxes	(55,674)	(8,623)	(35,945)	61,419
Income tax (expense) benefit	9,608	1,488	2,394	(9,396)
Net income (loss)	(46,066)	(7,135)	(33,551)	52,023
Less: net income (loss) attributable to non-controlling interests	304	47	(648)	(1,508)
Net income (loss) attributable to Puyi Inc.’s shareholders	¥ (46,370)	$ (7,182)	¥ (32,903)	¥ 53,531
Net income (loss) per share:
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.513)	$ (0.079)	¥ (0.364)	¥ 0.630
Net income (loss) per ADS:
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.770)	$ (0.119)	¥ (0.546)	¥ 0.945
Weighted average number of shares used in computation:
Basic and diluted (in Shares)	90,472,014	90,472,014	90,472,014	84,997,628
Net income (loss)	¥ (46,066)	$ (7,135)	¥ (33,551)	¥ 52,023
Other comprehensive income, net of tax: Foreign currency translation adjustments	(1,277)	(198)	456	11
Total Comprehensive income (loss)	(47,343)	(7,333)	(33,095)	52,034
Less: Comprehensive income (loss) attributable to the non-controlling interests	304	47	(648)	(1,508)
Comprehensive income (loss) attributable to Puyi Inc.’s shareholders	¥ (47,647)	$ (7,380)	¥ (32,447)	¥ 53,542